STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

December 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Banks - 17.1%
Banner Corp.	35,084		2,217,309
Capstar Financial Holdings Inc.	34,638		611,707
Central Pacific Financial Corp.	44,493		902,318
Columbia Banking System Inc.	76,690		2,310,670
CVB Financial Corp.	61,277		1,577,883
Essent Group Ltd.	62,225		2,419,308
First Bancorp	32,683		1,400,140
First Hawaiian Inc.	35,374		921,139
First Interstate BancSystem Inc., Cl. A	61,012		2,358,114
Heritage Commerce Corp.	131,256		1,706,328
Heritage Financial Corp.	36,063		1,104,970
National Bank Holdings Corp., Cl. A	29,779		1,252,802
Seacoast Banking Corp. of Florida	49,827		1,554,104
SouthState Corp.	8,984		686,018
Texas Capital Bancshares Inc.	37,874	[a]	2,284,181
UMB Financial Corp.	15,783		1,318,196
United Community Banks Inc.	70,022		2,366,744
Webster Financial Corp.	54,788		2,593,664
			29,585,595
Capital Goods - 15.9%
Aerojet Rocketdyne Holdings Inc.	32,406	[a]	1,812,468
Astec Industries Inc.	22,093		898,301
BWX Technologies Inc.	37,261		2,164,119
Dycom Industries Inc.	25,134	[a]	2,352,542
EMCOR Group Inc.	15,778		2,336,880
EnerSys	24,440		1,804,650
EnPro Industries Inc.	7,715		838,543
Flowserve Corp.	35,017		1,074,322
Fluor Corp.	101,290	[a,b]	3,510,711
GrafTech International Ltd.	61,148		291,064
Granite Construction Inc.	60,433		2,119,385
Hyster-Yale Materials Handling Inc.	2,925		74,032
Matrix Service Co.	8,796	[a]	54,711
MDU Resources Group Inc.	54,215		1,644,883
Mercury Systems Inc.	28,014	[a]	1,253,346
MSC Industrial Direct Co., Cl. A	17,757		1,450,747
Spirit AeroSystems Holdings Inc., Cl. A	66,775		1,976,540
Terex Corp.	12,514		534,598
The AZEK Company	27,244	[a,b]	553,598

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 15.9% (continued)
The Greenbrier Companies	23,369		783,563
			27,529,003
Commercial & Professional Services - 3.2%
Huron Consulting Group Inc.	8,356	[a]	606,646
KBR Inc.	71,930		3,797,904
Korn Ferry	21,804		1,103,718
			5,508,268
Consumer Durables & Apparel - 3.0%
Allbirds Inc., Cl. A	75,894	[a]	183,663
Capri Holdings Ltd.	22,340	[a]	1,280,529
GoPro Inc., Cl. A	95,603	[a]	476,103
Helen of Troy Ltd.	968	[a]	107,361
Meritage Homes Corp.	31,234	[a]	2,879,775
Oxford Industries Inc.	1,089	[b]	101,473
Skechers USA Inc., Cl. A	5,019	[a]	210,547
			5,239,451
Consumer Services - .5%
Chuy's Holdings Inc.	6,485	[a]	183,525
Genius Sports Ltd.	177,626	[a]	634,125
			817,650
Diversified Financials - 3.6%
Bread Financial Holdings Inc.	32,659		1,229,938
Cannae Holdings Inc.	53,937	[a]	1,113,799
Cohen & Steers Inc.	10,903		703,898
Federated Hermes Inc.	83,802		3,042,851
PROG Holdings Inc.	6,655	[a]	112,403
			6,202,889
Energy - 7.3%
ChampionX Corp.	49,583		1,437,411
Chesapeake Energy Corp.	33,887	[b]	3,197,916
CNX Resources Corp.	55,933	[a,b]	941,912
Comstock Resources Inc.	75,670		1,037,436
Dril-Quip Inc.	32,912	[a]	894,219
Helix Energy Solutions Group Inc.	202,921	[a]	1,497,557
Liberty Energy Inc.	64,437		1,031,636
PBF Energy Inc., Cl. A	14,511		591,759
Viper Energy Partners LP	61,895		1,967,642
			12,597,488
Food & Staples Retailing - .4%
The Chefs' Warehouse Inc.	19,023	[a]	633,085
Food, Beverage & Tobacco - 1.0%
Fresh Del Monte Produce Inc.	64,087		1,678,438
Health Care Equipment & Services - 9.1%
Acadia Healthcare Co.	32,975	[a]	2,714,502

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 9.1% (continued)
Amedisys Inc.	11,446	[a]	956,199
Embecta Corp.	50,576		1,279,067
Encompass Health Corp.	44,393		2,655,145
Enovis Corp.	9,231	[a]	494,043
Evolent Health Inc., Cl. A	86,499	[a]	2,428,892
Merit Medical Systems Inc.	17,189	[a]	1,213,887
ModivCare Inc.	8,209	[a]	736,594
NuVasive Inc.	21,602	[a]	890,866
Omnicell Inc.	27,260	[a]	1,374,449
R1 RCM Inc.	87,906	[a]	962,571
			15,706,215
Insurance - 1.2%
Selective Insurance Group Inc.	23,200		2,055,752
Materials - 6.8%
Alamos Gold Inc., Cl. A	187,889	[b]	1,899,558
Carpenter Technology Corp.	49,788		1,839,169
Hecla Mining Co.	301,922		1,678,686
Largo Inc.	65,194	[a]	350,744
Materion Corp.	20,646		1,806,731
MP Materials Corp.	39,619	[a]	961,949
Royal Gold Inc.	8,023		904,353
Schnitzer Steel Industries Inc., Cl. A	30,054		921,155
Tronox Holdings PLC	98,361		1,348,529
			11,710,874
Media & Entertainment - 3.2%
Gray Television Inc.	52,063		582,585
John Wiley & Sons Inc., Cl. A	28,126		1,126,728
Lions Gate Entertainment Corp., Cl. A	117,570	[a,b]	671,325
Lions Gate Entertainment Corp., Cl. B	127,809	[a]	694,003
TEGNA Inc.	62,669		1,327,956
Ziff Davis Inc.	15,523	[a]	1,227,869
			5,630,466
Real Estate - 6.7%
Agree Realty Corp.	28,306	[c]	2,007,745
Douglas Elliman Inc.	98,855		402,340
EPR Properties	25,315	[c]	954,882
Equity Commonwealth	36,904	[a,c]	921,493
Highwoods Properties Inc.	22,443	[c]	627,955
Newmark Group Inc., Cl. A	19,313		153,925
Pebblebrook Hotel Trust	40,734	[b,c]	545,428
Physicians Realty Trust	127,341	[c]	1,842,624
Potlatchdeltic Corp.	37,280	[b,c]	1,639,947
Rayonier Inc.	25,583	[c]	843,216
Retail Opportunity Investments Corp.	40,524	[c]	609,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate - 6.7% (continued)
STAG Industrial Inc.	30,093	[c]	972,305
			11,520,936
Retailing - 4.3%
American Eagle Outfitters Inc.	47,698	[a]	665,864
Designer Brands Inc., Cl. A	52,932	[b]	517,675
Funko Inc., Cl. A	131,936	[a,b]	1,439,422
National Vision Holdings Inc.	28,723	[a]	1,113,303
Ollie's Bargain Outlet Holdings Inc.	39,396	[a]	1,845,309
Urban Outfitters Inc.	57,172	[a]	1,363,552
Warby Parker Inc., Cl. A	40,217	[a,b]	542,527
			7,487,652
Semiconductors & Semiconductor Equipment - .7%
MaxLinear Inc.	26,527	[a]	900,592
MKS Instruments Inc.	4,560		386,369
			1,286,961
Software & Services - 4.9%
A10 Networks Inc.	90,106		1,498,463
Cognyte Software Ltd.	26,774	[a]	83,267
CSG Systems International Inc.	35,215		2,014,298
Paya Holdings Inc.	80,518	[a]	633,677
Progress Software Corp.	48,992	[b]	2,471,646
Verint Systems Inc.	30,415	[a]	1,103,456
Zuora Inc., Cl. A	115,369	[a]	733,747
			8,538,554
Technology Hardware & Equipment - 4.1%
ADTRAN Holdings Inc.	111,881		2,102,243
Belden Inc.	9,064		651,702
Extreme Networks Inc.	61,294	[a]	1,122,293
Itron Inc.	29,821	[a]	1,510,434
Lumentum Holdings Inc.	21,591	[a]	1,126,402
nLight Inc.	66,241	[a]	671,684
			7,184,758
Transportation - .6%
Alaska Air Group Inc.	11,740	[a]	504,116
Frontline PLC	41,789	[a,b]	507,318
			1,011,434
Utilities - 5.8%
Avista Corp.	38,653		1,713,874
Chesapeake Utilities Corp.	13,542		1,600,393
NorthWestern Corp.	28,565		1,695,047
PNM Resources Inc.	26,051		1,271,028
Portland General Electric Co.	42,629		2,088,821

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Utilities - 5.8% (continued)
Southwest Gas Holdings Inc.		25,594		1,583,757
				9,952,920
Total Common Stocks (cost $151,846,170)				171,878,389
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $932,862)	4.37	932,862	[d]	932,862

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,157,769)	4.37	1,157,769	[d]	1,157,769
Total Investments (cost $153,936,801)		100.6%		173,969,020
Liabilities, Less Cash and Receivables		(.6%)		(1,094,393)
Net Assets		100.0%		172,874,627

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2022, the value of the fund’s securities on loan was $10,438,769 and the value of the collateral was $10,780,445, consisting of cash collateral of $1,157,769 and U.S. Government & Agency securities valued at $9,622,676. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

December 31, 2022 (Unaudited)

The following is a summary of the inputs used as of December 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	171,878,389	-	-	171,878,389
Investment Companies	2,090,631	-	-	2,090,631

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2022, accumulated net unrealized appreciation on investments was $20,032,219, consisting of $36,265,484 gross unrealized appreciation and $16,233,265 gross unrealized depreciation.

At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.